UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      028-04914

Northeast Investors Trust
(Exact name of registrant as specified in charter)

50 Congress Street, Room 1000
Boston, MA 02109
(Address of principal executive offices) (Zip code)

David Randall
50 Congress Street, Room 1000
Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30, 2003

Date of reporting period:  September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                                 Annual Report
                             For the Period Ending
                               September 30, 2003


Dear Fellow Shareholders,
Although the total return of Northeast Investors Trust in fiscal 2003 exceeded that of prior years, the relative performance of the fund was a disappointment. The high yield market exhibited considerable strength during the year, powered by the tail wind of strong inflows into high yield bond mutual funds, and the Trust was unable to replicate its strong relative performance from 2002.

We took a fairly cautious approach to the market in a year in which caution was not rewarded. It has been our concern that situations akin to those of the recent "bubble" era may be arising in our market. During that period, the high yield market was driven by the flow of funds into the market, and it financed a number of unworthy credits. That era took longer than most people expected to play out and unravel, and many investors capitulated to short-term pressures and invested contrary to their principles on last steps of the way up.

Although we have fewer concerns about the high yield new issues being sold today, we have hesitated to buy many of the credits that tumbled in the sell-off and that have rebounded most strongly in the last year. Our concern today is that the strong fund flows into the market have generally caused investors to tolerate record low yields on high yield bonds. Because the price movement in the market has been favorable, it is possible that investors have become complacent in their approach to the market. In some cases, capital structures are being evaluated only on the short-term issue of whether a company can make the next few interest payments. Moreover, although there have been some genuine instances of fundamental credit improvement taking place over the past year, we believe that this point has been broadly overstated by market participants and observers.

Looking forward, we are relatively pleased with how the portfolio is positioned at this time. We continue to be overweighted with short-term bonds, which are less sensitive to interest rate and credit risk. Moreover, in the names we have purchased in 2003, we have generally stayed with the better credits because there is not, in our opinion, enough incremental yield to make it prudent to stray further out on the credit limb. In an environment where the majority of high yield bonds is trading above par, we believe that longer-term securities offer little upside.

We are cognizant of and are witnessing the risks of our willingness to deviate from market index weightings, especially in an environment where the yield discrepancy between cash and longer-term securities is high. However, we have "sat out the party" before, and we also recall our experience in 1994, when another risk, that of rising interest rates, pressured the prices of all fixed income securities. Indeed, in both 1994 and 1998, we had the portfolio defensively positioned before the market sell-off, and yet we were unable to offset the impact of the overall market on our net asset value to the full extent we had anticipated.

We remain significant and long-term personal investors in the Trust, and our investment principles are, of course, consistent with such holdings. We do not buy high yield bonds with a short-term horizon, but rather, we focus our purchases on securities that we would be comfortable owning to maturity. Such an approach certainly helped us navigate through the short-term pressures of the telecommunications bubble, and we believe it will continue to help us as we go forward.

Respectfully submitted,
Bruce H. Monrad
Chairman of the Trustees


Historical Information

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.


Average Annual Total Return

One year ended September 30, 2003                                       10.43%
Five years ended September 30, 2003                                      2.88%
Ten years ended September 30, 2003                                       6.66%

30 Day SEC Yield

Yield calculated as of September 30, 2003 (unaudited):                   8.03%


Performance Graph - Ten Years
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1993 and reinvestment of dividends and capital gains.

The Merrill Lynch High Yield Master II Index is a market value-weighted index comprised of 1,800 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes. Keep in mind that past performance does not guarantee future returns, and an investment in the Trust is not guaranteed.

graph omitted

Northeast Investors Trust
Merrill Lynch High Yield Master II Index

        Sept. 30                                        Fiscal Year End September 30,
Year    1993     1994       1995      1996      1997      1998      1999      2000      2001     2002      2003
NEIT  $10,00   $11,096    $12,587   $14,599   $17,250   $16,537   $17,859   $18,089   $16,609   $17,274   $19,076
High Yield Master
      $10,00   $10,198    $11,920   $13,235   $15,184   $15,582   $16,193   $16,355   $15,352   $14,933   $19,308

Summary of Net Assets
September 30, 2003
                                                                            % of
                                                        Value         Net Assets
Corporate Bonds & Notes
Agricultural Products                                   $2,068,060      0.12%
Apparel                                                 25,999,000      1.44%
Automotive and Truck                                    33,808,750      1.88%
Building & Construction                                  7,090,666      0.40%
Chemicals                                               75,320,077      4.20%
Clothing                                                18,632,375      1.05%
Communication Equipment                                    245,149      0.01%
Conglomerate                                            13,323,343      0.74%
Electrical Utilities                                   241,991,063     13.48%
Energy/Natural Resources                               207,349,460     11.55%
Entertainment                                           65,119,062      3.63%
Financial Services                                      26,432,075      1.47%
Food & Beverage                                         13,137,388      0.73%
Food Processing                                          9,506,250      0.53%
Food Service                                            14,730,000      0.82%
Funeral Services                                         5,537,500      0.31%
Gaming                                                 309,407,812     17.24%
Grocery Stores                                          19,650,409      1.09%
Health Care Supplies                                       160,000      0.01%
Hotels                                                   2,107,500      0.12%
Independent Power Producer                              40,365,000      2.25%
Manufacturing/Service Industry                          26,914,900      1.50%
Metals & Mining                                         55,973,598      3.12%
Miscellaneous Manufacturing                             13,028,100      0.73%
Oil/Gas Exploration                                     41,928,438      2.34%
Packaging and Container                                 61,170,658      3.41%
Paper/Forest Products                                   11,204,608      0.62%
Petroleum and Drilling                                  30,667,500      1.71%
Production and Manufacturing                            17,031,600      0.95%
Retail                                                  18,311,865      1.02%
Retail Food Chains                                      62,346,679      3.47%
Telecom Equipment                                       54,616,763      3.04%
Transportation                                          11,100,000      0.62%
                                                    --------------     ------
Total Corporate Bonds & Notes                       $1,536,275,648     85.60%
Total Foreign Bonds                                     51,867,702      2.89%
Total Common Stocks                                    114,778,953      6.40%
Total Preferred Stocks                                  16,377,012      0.91%
Total Warrants                                           1,305,887      0.07%
Total Repurchase Agreement                              28,667,990      1.60%
                                                    --------------     ------
Total Investments                                    1,749,273,192     97.47%
Receivables                                             49,364,597      2.75%
                                                    --------------     ------
Total Assets                                         1,798,637,789    100.22%
Less Liabilities                                        (3,909,186)    -0.22%
                                                    --------------    -------
Net Assets                                          $1,794,728,603    100.00%

Schedule of Investments
September 30, 2003

Corporate Bonds & Notes                                                         Value
Name of Issuer                                          Principal               (Note B)

Agricultural Products - 0.12%
Hines Horticulture Senior Sub. Notes Series B, 12.75%,
10/15/05                                                $1,951,000              $2,068,060

Apparel - 1.44%
Polymer Convertible Notes, 10%, 12/31/07 (a)             2,591,000               2,591,000
Samsonite Corp. Senior Sub. Notes, 10.75%, 6/15/08      22,400,000              23,408,000
                                                                                ----------
                                                                                25,999,000

Automotive and Truck - 1.88%
Lear Corp. Senior Notes Series B, 7.96%, 05/15/2005     31,450,000              33,808,750

Building & Construction - 0.40%
Aluma Enterprises, Inc., 7.5%, 12/31/01 (a) (g)          1,068,996               1,034,467
Henry Company Senior Notes Series B, 10%, 4/15/08        2,500,000               2,125,000
Nualt Enterprises, Inc., 6%,12/31/04 (a) (b) (g)         7,042,799               3,931,199
                                                                                ----------
                                                                                 7,090,666

Chemicals - 4.20%
General Chemical Ind. Senior Sub. Notes, 10.625%,
5/01/09 (b)                                              3,000,000                 975,000
Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04    2,000,000               1,765,000
Lyondell Senior Secured Notes Series B, 9.875%,
5/01/07 (c)                                             22,000,000              20,955,000
Lyondell Chemical Senior Sub. Notes, 10.875%,
5/01/09 (c)                                             10,000,000               8,900,000
Lyondell Chemical Senior Secured Notes, 11.125%,
7/15/12                                                 20,000,000              19,600,000
Pioneer Americas, Inc. Secured Notes, 10%, 12/31/08     14,510,100              12,587,512
Pioneer Americas, Inc. Senior Secured Notes, FRN 4.64%,
12/31/06                                                 1,384,357               1,200,929
Rockwood Specialties Corp. Sr. Sub. Notes, Series 144A
10.625%, 5/15/11                                         2,000,000               2,130,000
Sterling Chemical, Inc., PIK 10%, 12/19/07               7,666,634               7,206,636
                                                                                ----------
                                                                                75,320,077

Clothing - 1.05%
St. John Knits Senior Sub. Notes, 12.5%, 7/1/09         10,000,000              10,950,000
West Point Stevens, Inc. Sen. Notes, 7.875%,
6/15/05 (b)                                             25,725,000               5,273,625
West Point Stevens, Inc. Sen. Notes, 7.875%,
6/15/08 (b)                                             11,750,000               2,408,750
                                                                                ----------
                                                                                18,632,375

Communication Equipment - 0.01%
Mosler, Inc. Senior Notes, 11%, 4/15/03 (a) (b)         10,340,000                 245,149


Conglomerate - 0.74%
Jordan Industries Sen. Sub. Disc. Notes Series B, 11.75%,
4/01/09                                                  6,616,713               1,323,343
Jordan Industries Senior Notes Series D, 10.375%,
8/01/07                                                  9,500,000               4,750,000
Jordan Industries Senior Notes Series B, 10.375%,
8/01/07                                                 14,500,000               7,250,000
                                                                                ----------
                                                                                13,323,343

Electric Utilities - 13.48%
Illinois Power First Mortgage Notes, 11.5%, 12/15/10    50,000,000              60,000,000
Nevada Power Co. Series E, 10.875%, 10/15/09            10,000,000              10,812,500
Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10   29,000,000              32,770,000
Pacific Gas & Electric Co. Senior FRN Notes, 7.958%,
10/31/01 (f)                                            50,500,000              51,131,250
Pacific Gas & Electric Co. Senior Notes, 9.625%,
11/01/05                                                 7,500,000               7,687,500
Sierra Pacific Power Co. Series A, 8%, 6/01/08          12,385,000              12,539,813
Southern California Edison First Mortgage Notes Series 144A,
8%, 2/15/07 (c)                                         60,000,000              67,050,000
                                                                               -----------
                                                                               241,991,063

Energy/Natural Resources - 11.55%
Giant Industries Sen. Sub. Notes, 11%, 5/15/12           5,000,000               4,925,000
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (c) (d)          20,000,000              23,425,000
KCS Energy Inc. Senior Sub. Notes, 8.875%, 1/15/06      12,500,000              12,312,500
Key Energy Senior Sub. Notes Series B, 14%, 1/15/09 (c) 10,235,000              11,156,150
Nuevo Energy Co. Senior Notes Series B, 9.5%, 6/01/08    5,346,000               5,619,982
Nuevo Energy Co. Senior Sub. Notes, 9.375%, 10/01/10     3,600,000               3,897,000
Parker Drilling Co. Senior Notes Series D, 10.125%,
11/15/09                                                19,195,000              19,770,850
Parker Drilling Co. Senior Notes Series D, 9.75%,
11/15/06                                                10,000,000              10,225,000
Pogo Producing Co. Senior Sub. Notes Series B, 10.375%,
2/15/09                                                 14,250,000              15,283,125
Resource America, Inc. Senior Notes, 12%, 8/01/04        7,500,000               7,612,500
Swift Energy Co. Senior Sub. Notes, 10.25%, 8/01/09 (c) 10,000,000              10,825,000
Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (c) 18,000,000              19,440,000
Transocean Sedco. Forex Notes, 6.75%, 4/15/05            1,840,000               1,967,678
Williams Companies Notes, 6.625%, 11/15/2004             7,580,000               7,655,800
Williams Companies Notes, 9.25%, 03/15/2004 (c)         43,245,000              44,109,900
Wiser Oil Co. Sen. Sub. Notes, 9.5%, 5/15/07             9,655,000               9,123,975
                                                                               -----------
                                                                               207,349,460
Entertainment - 3.63%
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%,
3/15/09                                                 19,000,000              19,688,750
AMC Entertainment, Inc. Senior Sub. Notes, 9.875%,
2/01/12                                                 16,500,000              17,985,000
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%,
2/01/11                                                 17,400,000              18,270,000
Cinemark USA, Inc. Senior Sub. Notes Series B, 9.625%,
8/01/08                                                  6,675,000               6,925,312
Regal Cinemas, Inc. Senior Sub. Notes Series B, 9.375%,
2/01/12                                                  2,000,000               2,250,000
                                                                                ----------
                                                                                65,119,062

Financial Services - 1.47%
Finova Group, Inc. Notes, 7.5%, 11/15/09                 9,085,000               4,497,075
Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06   15,000,000              11,025,000
Metris Companies, Inc. Senior Notes, 10%, 11/01/04       2,000,000               1,560,000
Providian Financial Corp., 3.25%, 8/15/05 (c)           10,000,000               9,350,000
                                                                                ----------
                                                                                26,432,075

Food & Beverage - 0.73%
Chiquita Brands Senior Notes, 10.56%, 3/15/09           10,328,697              11,387,388
Mrs. Fields Original Cookies Senior Sub. Notes, 10.125%,
12/01/04                                                 3,500,000               1,750,000
                                                                                ----------
                                                                                13,137,388

Food Processing - 0.53%
Agrilink Foods, Inc. Senior Sub. Notes, 11.875%,
11/01/08 (c)                                             9,000,000               9,506,250

Food Service - 0.82%
Aurora Food, Inc. Senior Sub. Notes Series D, 9.875%,
2/15/07 (b)                                              9,000,000               5,175,000
Aurora Food, Inc. Senior Sub. Notes Series B, 9.875%,
2/15/07 (b)                                              4,500,000               2,587,500
Aurora Food, Inc. Senior Sub., 8.75%, 7/01/08 (b)        8,250,000               4,661,250
B&G Foods Senior Sub. Notes Series D, 9.625%, 8/01/07    2,250,000               2,306,250
                                                                                ----------
                                                                                14,730,000

Funeral Services -0.31%
Alderwoods Group, Inc. Senior Notes, 12.25%, 1/02/09     5,000,000               5,537,500

Gaming - 17.24%
Coast Hotels & Casino Company Gtd. Notes, 9.5%,
4/01/09 (c)                                             15,000,000              16,012,500
Harrah's Operating Co., Inc. Senior Sub. Notes, 7.875%,
12/15/05                                                51,941,000              56,226,132
Hollywood Park Inc., Senior Sub. Notes Series B, 9.25%,
2/15/07                                                 27,307,000              27,887,274
Park Place Entertainment Senior Sub. Notes, 7.875%,
12/15/05                                                31,700,000              33,641,625
Park Place Entertainment Senior Notes, 8.5%, 11/15/06    5,760,000               6,278,400
Pinnacle Entertainment Group Senior Sub. Notes Series B,
9.5%, 8/01/07                                            7,500,000               7,678,125
Station Casinos, Inc. Senior Sub. Notes, 9.875%,
7/01/10                                                 31,821,000              35,201,981
Trump Atlantic City First Mortgage Notes, 11.25%,
5/01/06                                                 90,530,000              69,481,775
Venetian Casino / Las Vegas Sands Company Gtd., 11%,
6/15/10                                                 50,000,000              57,000,000
                                                                               -----------
                                                                               309,407,812

Grocery Stores - 1.09%
Fleming Co., Inc. Senior Sub. Notes, 9.875%,
5/01/12 (b)                                             26,000,000                   2,600
Fleming Co., Inc. Senior Sub. Notes Ser D, 10.625%,
7/31/07 (b)                                             10,000,000                   1,000
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (b)    15,000,000               2,475,000
Fleming Co., Inc. Convertible Notes, 5.25%,
3/15/2009 (a)(b)                                         3,000,000                     300
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (b)       8,309,000               1,370,985
Pathmark Stores, Inc. Senior Sub. Notes 8.75%, 2/01/12  11,500,000              11,787,500
Penn Traffic Senior PIK Notes, 11%, 6/29/09 (b)         10,032,560               4,013,024
                                                                                ----------
                                                                                19,650,409

Health Care Supplies - 0.01%
Global Health Sciences Company Senior Notes, 11%,
5/1/08 (a) (b)                                           5,000,000                 160,000

Hotels - 0.12%
Starwood Hotels and Resorts Notes, 6.75%, 11/15/05       2,000,000               2,107,500

Independent Power Producer - 2.25%
Calpine Corp. Senior Secured Notes, Series 144A, 8.5%,
7/15/10                                                 21,000,000              19,320,000
Calpine Corp. Senior Secured Notes, Series 144A, 8.75%,
7/15/13                                                 23,000,000              21,045,000
                                                                                ----------
                                                                                40,365,000

Manufacturing/Service Industry - 1.50%
Blount, Inc. Senior Notes, 7%, 6/15/05                  14,505,000              14,214,900
Haynes International Senior Notes, 11.625%, 9/01/04     10,000,000               5,200,000
Key Components LLC Senior Notes, 10.5%, 6/01/08          7,500,000               7,500,000
                                                                                ----------
                                                                                26,914,900

Metals & Mining - 3.12%
Crown Cork and Seal Notes, 8.375%, 1/15/05               7,500,000               7,650,000
Crown Euro Holdings SA, Secured Notes, 9.5%,
3/01/11 (c)                                             23,000,000              24,725,000
Golden Northwest Aluminum, First Mortgage Notes, 12%,
12/15/06 (b)                                            12,500,000                 500,000
Inland Steel Corp. First Mortgage Nts. Series R, 7.9%,
1/15/07                                                  6,500,000               5,330,000
Kaiser Aluminum Chemical Corp. Sen. Sub. Notes, 12.75%,
2/01/03 (b)                                             46,230,000               3,698,400
Kaiser Aluminum Chemical Corp. Sen. Nts. Ser. B, 10.875%,
10/15/06 (b)                                            12,000,000               9,240,000
Kaiser Aluminum Chemical Corp. Series D, 10.875%,
10/15/06 (b)                                             1,500,000               1,155,000
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (b)      8,000,000                  80,000
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (b)   7,500,000                  75,000
National Steel Corp. First Mortgage Notes, 8.375%,
8/01/06 (b)                                              1,002,831                  70,198
Ormet Corp. Senior Notes, 11%, 8/15/08 (b)              15,000,000               3,450,000
                                                                                ----------
                                                                                55,973,598
Miscellaneous Manufacturing - 0.73%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06        6,645,000               3,521,850
Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08     9,000,000               9,506,250
                                                                                ----------
                                                                                13,028,100

Oil/Gas Exploration - 2.34%
Comstock Resources Inc. Senior Notes, 11.25%,
5/01/07 (c)                                             14,500,000              15,732,500
Forest Oil Corp. Senior Notes, 8%, 6/15/08              24,655,000              26,195,938
                                                                                ----------
                                                                                41,928,438

Packaging and Container - 3.41%
Ball Corp. Senior Notes, 7.75%, 8/01/06                 21,383,000              23,200,555
Owens-Illinois, Inc. Senior Notes, 7.15%, 5/15/05 (c)   33,000,000              33,742,500
Viskase Companies, Inc. Senior Sub Secured Notes, 8%,
12/01/08                                                 8,455,206               4,227,603
                                                                                ----------
                                                                                61,170,658

Paper/Forest Products - 0.62%
American Tissue, Inc. Senior Secured Notes, 12.5%,
7/15/06 (b)                                             14,061,292                 140,613
Crown Paper Senior Sub. Notes, 11%, 9/01/05 (b)         14,950,000                   1,495
Four M Corporation Senior Notes, Series B, 12%,
6/01/06                                                  1,500,000               1,511,250
Stone Container Corp. Senior Notes, 11.5%,
8/15/06 (c)                                              9,000,000               9,551,250
                                                                                ----------
                                                                                11,204,608

Petroleum and Drilling  - 1.71%
ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10           2,000,000               2,140,000
Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10   1,000,000               1,085,000
Petro Stopping Center Financial Senior Notes, 10.5%,
2/01/07                                                  9,000,000               9,045,000
Southern Natural Gas Senior Notes, 8.875%, 3/15/10       3,000,000               3,210,000
Tesoro Petroleum Corp. Senior Sub. Notes, 9%,
7/01/08 (c)                                             14,000,000              13,650,000
Tesoro Petroleum Corp. Secured Notes, 8%, 4/15/08        1,500,000               1,537,500
                                                                                ----------
                                                                                30,667,500

Products and Manufacturing - 0.95%
Motors and Gears, Inc. Senior Notes Series D, 10.75%,
11/15/06                                                22,410,000              17,031,600

Retail - 1.02%
Eye Care Centers of America, Inc. Senior Notes, 9.125%,
5/01/08                                                 10,000,000               9,850,000
Eye Care Centers Sub. Nts. FRN, 5.27%, 5/01/08           5,000,000               4,425,000
National Vision Senior Notes, 12%, 3/30/09               7,424,120               4,036,865
                                                                                ----------
                                                                                18,311,865

Retail Food Chains - 3.47%
Advantica Restaurant Group Senior Notes, 11.25%,
1/15/08                                                 58,768,700              33,792,003
American Restaurant Group Senior Notes Series D, 11.5%,
11/01/06 (c)                                            15,886,000              11,120,200
Foodmaker Inc. Senior Sub. Notes, 8.375%, 4/15/08       11,700,000              12,109,500
Planet Hollywood Secured, 12.75%, 5/09/05 (a)              942,093                 449,976
Romacorp, Inc. Senior Notes, 12%, 7/01/06 (b)            7,500,000               4,875,000
                                                                                ----------
                                                                                62,346,679

Telecom Equipment - 3.04%
Qwest Corp. Notes, 7.2%, 11/01/04 (c)                   53,155,000              54,616,763

Transportation - 0.62%
Avis Rent A Car Senior Sub. Notes, 11%, 5/01/09 (c)     10,000,000              11,100,000

Total Corporate Bonds & Notes - 85.60%                                      --------------
(cost - $1,832,692,650)                                                     $1,536,275,648
                                                                            --------------
Foreign Bonds Value
Name of issuer Principal (Note B)
Foreign Bonds - 2.89%
Brazil C Bond Debentures, 8%, 4/15/14                   12,314,100              11,321,337
Argentina Global Bonds, 12%, 6/19/31 (b)                34,249,578               8,836,391
Republic of Brazil Discount Ser Z-L, 14.5%, 10/15/09    26,366,000              31,665,566
Euro Stabilization Advances, 12/15/26 (e)              GBP 133,613                  44,408
                                                                               -----------
Total Foreign Bonds - (cost - $56,524,890)                                     $51,867,702

Stocks                                                  Number of               Value
Name of issuer                                          Shares                  (Note B)

Common Stock - 6.40%
American Restaurant, Inc. (a) (e)                           86,997              $1,589,806
Catalina Restaurant Group (a) (e)                          276,475               1,331,249
Chiquita Brands, Inc. (e)                                1,039,148              18,392,920
Chubb Corp. (c)                                            300,000              19,464,000
Continental Airlines, Class B (e)                              264                   4,377
Darling International, Inc. (e)                            745,530               1,975,654
Denny's Corp. (e)                                        1,217,762                 523,638
Dictaphone, Inc. (e)                                       255,489               2,367,636
Evenflo Corp. (a) (e)                                      509,091               1,050,000
International Airline Support Group (e)                    219,540                   4,391
JPS Capital (e)                                          1,038,823               2,576,281
J P Morgan Chase & Co.                                     370,000              12,702,100
Laroche Industries, Inc. (a) (e)                            36,000                 381,600
Lodgian, Inc. (e)                                          514,070               2,750,275
MAXXAM, Inc. (e)                                           200,000               2,930,000
National Vision, Inc. (e)                                  349,783                 241,350
NL Industries                                              510,200               8,300,954
Nualt Enterprises (a) (e) (g)                               10,752                     107
Pathmark Stores (e)                                      1,600,398              11,154,774
Penn Traffic (e)                                         1,906,164                 274,488
Pioneer America (e)                                        282,700               1,286,285
Planet Hollywood International, Inc. (a) (e) (g)             2,402                      24
Polymer Group, Inc. - Class A (e)                          331,594               1,840,347
Prandium (e)                                               869,935                 269,680
Safelite Glass Corp., Class B (a) (e) (g)                  109,677                 877,416
Safelite Realty Corp. (a) (e) (g)                            7,403                  59,224
Smurfit-Stone Container (e)                                257,142               3,841,701
Sterling Chemical, Inc. (e)                                245,738               3,747,504
Tokheim (e) (g)                                            180,224                   1,802
Trilanco 2 Limited (a) (e) (g)                                  98                       1
Trilanco 3 Limited (a) (e) (g)                                  98                       1
Viskase Cos., Inc. (e) (g)                               1,293,291               1,306,224
Walter Industries, Inc.                                    500,000               5,365,000
WestPoint Stevens, Inc. (e)                              1,600,000                  16,000
Zions Bancorporation                                       145,600               8,152,144
                                                                              ------------
Total Common Stocks - (cost - $374,201,412)                                   $114,778,953

Preferred Stocks - 0.91%
Chubb Corp. 7%                                             200,000               5,530,000
Lodgian, Inc. PIK 12.25%                                   433,881              10,847,012
                                                                               -----------
Total Preferred Stocks - (cost $13,736,866)                                    $16,377,012

                                                        Number of
Warrants                                                Shares or               Value
Name of Issuer                                          Units                   (Note B)
Warrants - 0.07%
American Restaurant Group Warrants (a) (e)              7,429                          $35
Dictaphone Warrants (a) (e)                           203,566                       60,630
Key Energy Service Warrants (a) (e)                    15,000                    1,211,945
Safelite Glass Corp. A Warrants (a) (e) (g)           268,789                       10,811
Safelite Glass Corp. B Warrants (a) (e) (g)           179,192                        8,538
Sterling Chemical Warrants (a) (e)                     83,125                       13,928
                                                                                ----------
Total Warrants - (cost - $17,083,949)                                           $1,305,887

Repurchase Agreement - 1.60%
Investors Bank & Trust Repurchase Agreement, 0.72% due
10/1/03                                                                        $28,667,990*
Total Repurchase Agreement                                                     -----------
(cost - $28,667,990)                                                            28,667,990
                                                                               -----------
Total Investments - 97.47%
(cost - $2,322,907,757)                                                      1,749,273,192
                                                                            --------------
Net Other Assets - 2.53%                                                        45,455,411
                                                                            --------------
Net Assets - 100%                                                           $1,794,728,603
                                                                            --------------

* Acquired on September 30, 2003. Collateralized by $30,101,390 of market value of U.S. Government mortgage-backed securities due through 08/01/33. The maturity value is $28,668,563.

(a) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(b) Non-income producing security due to default or bankruptcy filings.
(c) All or a portion of security has been pledged to collateralize lines of credit.
(d) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(e) Non-income producing security.
(f) Security in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(g) All or a portion of security is restricted. The aggregate market value of restricted securities as of September 30, 2003 is $7,228,192.

PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
September 30, 2003

Assets
Investments - at market value (cost $2,322,907,757)             $1,749,273,192
Receivable for interest                                             42,145,618
Receivable for investments sold                                      4,397,444
Receivable for shares sold                                           2,713,535
Receivable for dividends                                               108,000
                                                                --------------
Total Assets                                                     1,798,637,789

Liabilities
Payable for shares repurchased                                      $1,357,035
Payable for trustee fees                                             2,244,653
Accrued expenses                                                       307,498
                                                                --------------
Total Liabilities                                                    3,909,186
                                                                --------------
Net Assets                                                      $1,794,728,603
                                                                --------------

Net Assets Consist of:
Capital, at a $1.00 par value                                     $249,615,565
Paid in surplus                                                  2,248,620,163
Distribution in excess of net investment income                     (1,946,462)
Accumulated net realized loss on investments                      (127,926,098)
Net unrealized depreciation of investments                        (573,634,565)
                                                                --------------
Net Assets                                                      $1,794,728,603
                                                                --------------

Net Asset Value, offering price and redemption price per share
($1,794,728,603/249,615,565 shares)                                      $7.19
                                                                         -----

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Year Ended September 30, 2003

Investment Income
Interest                                                          $146,771,784
Dividends                                                            3,105,622
Other Income                                                         1,216,703
                                                                  ------------
Total Income                                                       151,094,109

Expenses
Trustee fees                                                        $8,971,653
Administrative expenses and salaries                                 1,186,659
Auditing fees                                                          235,400
Printing, postage, and stationary fees                                 231,800
Computer and related expenses                                          217,900
Legal fees                                                             202,500
Commitment fees                                                        189,586
Insurance                                                               96,825
Registration and filing fees                                            39,650
Telephone                                                                7,150
Custodian fees                                                           4,475
Other expenses                                                          11,332
                                                                   -----------
Total Expenses                                                      11,394,930
                                                                   -----------
Net Investment Income                                              139,699,179
                                                                   -----------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investment transactions              (35,541,377)
Change in unrealized appreciation/(depreciation) of investments     78,288,225
                                                                  ------------
Net Increase in Net Assets Resulting from Operations              $182,446,027
                                                                  ------------
The accompanying notes are part of the financial statements.

Statements of Changes
in Net Assets
                                                Year Ended                              Year Ended
                                                September 30,                           September 30,
                                                2003                                    2002
Increase (Decrease) in Net Assets
From Operations:
Net investment income                           $139,699,179                            $123,068,494
Net realized gain (loss) from investment
transactions                                     (35,541,377)                            (89,737,960)
Change in unrealized (depreciation) of
investments                                       78,288,225                               9,658,656
Net Increase (Decrease) in Net Assets Resulting -------------                           ------------
from Operations                                  182,446,027                              42,989,190
                                                -------------                           ------------
Distributions to Shareholders from Net Investment
Income                                          (137,749,390)                           (123,928,252)
                                                ------------                            ------------
From Net Trust Share Transactions                278,561,972                             380,267,157
                                                ------------                            ------------
Total Increase (Decrease) in Net Assets          323,258,609                             299,328,095
                                                ------------                            ------------
Net Assets:
Beginning of Period                            1,471,469,994                           1,172,141,899
                                              --------------                          --------------
End of Period                                 $1,794,728,603                          $1,471,469,994
                                              --------------                          --------------

The accompanying notes are an integral part of the financial statements.




                                                                                  Year Ended September 30,
                                 2003           2002#           2001            2000            1999            1998
Per Share Data^
Net Asset Value:
Beginning of Period             $7.05           $7.42           $9.08           $10.08          $10.42          $11.79
Income From
Investment
Operations:
Net investment income            0.56            0.65            0.92             1.02            1.05            1.01
Net realized and
unrealized (loss) on
investment                       0.14          (0.35)          (1.61)           (0.90)          (0.23)          (1.42)
                                ------          ------          ------           ------          ------          ------
Total from investment
operations                       0.70            0.30           (0.69)            0.12            0.82           (0.41)
Less Distributions:
Net investment income           (0.56)          (0.67)          (0.97)           (1.12)          (0.98)          (0.96)
Capital Gain *********             -               -               -                -            (0.18)             -
                                ------          ------          ------           ------          ------          ------
Net Asset Value:
End of Period                   $7.19           $7.05           $7.42            $9.08          $10.08          $10.42
                                ------          ------          ------           ------         ------          ------
Total Return                    10.43%           4.00%           (8.18%)          1.29%          7.99%           (4.13%)

Ratios & Supplemental
Data
Net assets end of period
(in millions)                  $1,794.7       $1,471.5          $1,172.1        $1,430.1       $2,059.1         $2,046.7

Ratio of operating
expenses to average
net assets*                     0.65%           0.70%            0.86%           1.22%          0.73%            0.70%

Ratio of interest expense
to average net assets           0.00%           0.00%            0.21%           0.61%          0.12%            0.09%

Ratio of net investment
income to average net
assets                          7.97%           8.61%           11.10%           10.84%         9.99%             8.73%

Portfolio turnover rate        13.47%           17.61%          22.03%            3.80%         27.00%               64%

* Includes Interest Expense When Applicable

^Per Share Data calculated using the Average Share Method

#As required, effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.75% to 8.61%. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in presentation. ~ Annualized


Notes to Financial Statements for the
year ended September 30, 2003

Note A-Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies

Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. The market value of securities fair valued by the Board of Trustees on September 30, 2003 was $15,007,406, which represented .84% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the fiscal year ended September 30, 2003 was $120,000.

The total number of the Trust's shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2003 was 1,843,577 shares (.74%) of shares outstanding.

Note D - Shares of Beneficial Interest
At September 30, 2003, there were unlimited shares of beneficial interest authorized with a par value of $1.00 Transactions in shares of beneficial interest were as follows:


                                                                Year Ended                      Year Ended
                                                                September 30, 2003              September 30, 2002
                                                        Shares          Amount                  Shares          Amount
Shares Sold                                          243,147,352   $1,709,994,019             165,947,515   $1,240,005,194
Shares issued to shareholders
in reinvestment of distributions
from net investment income                            14,627,732      101,920,813              11,978,945       88,186,763
                                                     -----------   --------------             -----------    -------------
                                                     257,775,084    1,811,914,832             177,926,460    1,328,191,957
Shares repurchased                                  (217,138,743)  (1,533,352,860)           (127,050,410)    (947,924,800)
                                                    ------------   --------------             ------------   --------------
Net Increase (Decrease)                               40,636,341     $278,561,972              50,876,050     $380,267,157


Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $675,191,216 and $220,875,686 respectively, for the year ended September 30, 2003.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2003 the Trust had unused lines of credit amounting to $200,000,000 and there was no outstanding balance on such lines of credit. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the fiscal year ended
September 30, 2003 was as follows:
Distributions paid from:

Ordinary income                                                                 $137,749,390

As of September 30, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed earnings (distributions in excess of) ordinary income - net         $9,495,711
Capital loss carryforward                                                        (92,201,483)
Timing Differences (post October losses)                                         (33,948,005)
Unrealized gains (losses) - net                                                 (583,243,645)
                                                                                ------------
Total accumulated earnings (losses) - net                                       (699,897,422)
Capital loss carryforward years of expiration                                   (2008-2011)

At September 30, 2003 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                                       $2,332,516,837
Gross unrealized gain                                                              21,099,995
Gross unrealized loss                                                            (604,343,640)
                                                                               --------------
Net unrealized security gain (loss)                                              (583,243,645)


Report of Independent Auditors
To the Shareholders and Trustees of Northeast Investors Trust
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Northeast Investors Trust (the "Trust") at September 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

November 20, 2003
Boston, Massachusetts


                                                        Principal
                        Position(s)                                 Occupation(s)
                        Held                 Length of              During                      Other Directorships
Name, Address and Age   with Trust           Time Served(1)         Last 5 Years                Held by Trustee

AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad        Trustee              42 years              Trustee of the Trust,        Century Shares Trust
50 Congress Street                                                 Chairman until May,          Century Capital
Boston, MA                                                         2000                         Management Trust
Age 73                                                                                          The New America High
                                                                                                Income Fund, Inc.
                                                                                                Northeast Investors
                                                                                                Growth Fund
Bruce H. Monrad         Chairman and         10 years              Trustee and Officer of
50 Congress Street      Trustee                                    the Trust
Boston, MA
Age 41

William A. Oates, Jr.   President            22 years              Trustee and President
50 Congress Street                                                 of Northeast Investors
Boston, MA                                                         Growth Fund
Age 61

Gordon C. Barrett       Executive Vice       15 years              Officer of the Trust,
50 Congress Street      President and                              Northeast Investors
Boston, MA              CFO                                        Growth Fund,
Age 46                                                             Northeast Investors
                                                                   Management, Inc.

Robert B. Minturn       Trustee, Clerk,      22 years              Clerk and Trustee of          Northeast Investors
50 Congress Street      and Vice                                   the Trust                     Growth Fund
Boston, MA              President
Age 64

INDEPENDENT TRUSTEES

C. Earl Russell         Trustee              51 years              Adviser to the
50 Congress Street                                                 accounting firm of
Boston, MA                                                         Russell, Brier & Co.
Age 94

Fred L. Glimp           Trustee              22 years              Special Assistant to
1350 Massachusetts Ave.                                            President and former
Cambridge, MA                                                      Vice President for
Age 77                                                             Alumni Affairs and
                                                                   Development of
                                                                   Harvard University

J. Murray Howe          Trustee              16 years              Of counsel to the law
One Post Office Square                                             firm of Sullivan &
Boston, MA                                                         Worcester
Age 79

Peter J. Blampied       Trustee              3 years               President of Corcoran         Access Capital
100 Grandview Road                                                 Management Co. Inc.,          Strategies, LLC
Braintree, MA 02184                                                real estate                   Environmental
Age 61                                                                                           Corp.

(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.

Trustees
Ernest E. Monrad
Fred L. Glimp
Robert B. Minturn
J. Murray Howe
Bruce H. Monrad
Peter J. Blampied
C. Earl Russell

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., President
Gordon C. Barrett, Executive Vice President & Treasurer
Robert B. Minturn, Vice President & Clerk
David A. Randall, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
50 Congress Street
Boston, Massachusetts 02109

Independent Auditor
PricewaterhouseCoopers LLP (PwC) has indicated that it declines to stand for reappointment as the Trust's independent auditor for the fiscal year ended September 30, 2004. During the two most recent fiscal years, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through November 20, 2003, there were no disagreements between the Trust and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such years.

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks. Shares of the Fund are sold to investors at net asset value by

Northeast Investors Trust
50 Congress Street
Boston, Massachusetts 02109
(800) 225-6704 (617) 523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.



Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as Exhibit 10(a)1 to this Form. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrants Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrants trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures.
(a) The registrants principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrants disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.
(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1)  99.CODEETH - Code of Ethics.

(a)(2) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Northeast Investors Trust

By (Signature and Title)
Bruce H. Monrad
Chairman
(principal executive officer)

Date: November 25, 2003


By (Signature and Title)
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: November 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                Bruce H. Monrad
                                Chairman
                                (principal executive officer)

Date: November 25, 2003


By (Signature and Title)
                                Gordon C. Barrett
                                Treasurer
                                (principal financial officer)

Date: November 25, 2003

Exhibit 99.CODE ETH

June, 2003


NORTHEAST INVESTORS TRUST
CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND
SENIOR FINANCIAL OFFICERS


I.      Covered Officers/Purpose of the Code

This code of ethics (this Code) of Northeast Investors Trust (the Trust) applies to the Trusts Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (the Covered Officers each of whom are set forth in Exhibit A) for the purpose of promoting:

        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the Securities and Exchange Commission (SEC) and in other public communications made by the Trust;

        compliance with applicable laws and governmental rules and regulations;

        the prompt internal reporting of violations of the Code to the Trusts Compliance Officer, Richard J. Semple; and

        accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A conflict of interest occurs when a Covered Officers private interest interferes with the interests of, or his service to, the Trust.
For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Trust.

Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (Investment Company Act). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as affiliated persons of the Trust. The Trusts compliance procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these procedures, and such conflicts fall outside of the parameters of this Code.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

*               *               *               *

Each Covered Officer must:

        not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

        not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit the Trust;

        not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

There are some conflict of interest situations that may be discussed with the Trusts Compliance Officer, if material. Examples of these include:

        service as a director on the board of any public company;

        the receipt of any entertainment from any company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

        any ownership interest in, or any consulting or employment relationship with, any of the Trusts service providers;

        a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officers employment, such as compensation or equity ownership.

III.    Disclosure and Compliance

        Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Trust;

        each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Trusts trustees and auditors, and to governmental regulators and self-regulatory organizations;

        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Trust with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust; and

        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.     Reporting and Accountability

Each Covered Officer must:

        upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing that he has received, read, and understands the Code;

        not retaliate against any other Covered Officer or any employee of the Trust or their affiliated persons for reports of potential violations that are made in good faith; and

        notify the Compliance Officer promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code.

The Compliance Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Trusts Board of Trustees (the Board).

The Trust will follow these procedures in investigating and enforcing this
Code:

        the Compliance Officer will take all appropriate action to investigate any potential violations reported to him;

        if, after such investigation, the Compliance Officer believes that no violation has occurred, the Compliance Officer is not required to take any further action;

        any matter that the Compliance Officer believes is a violation will be reported to the Board;

        if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; or a recommendation to dismiss or otherwise discipline the Covered Officer; and

        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.      Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Trust for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trust, govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Trusts code of ethics under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.     Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent trustees.

VII.    Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board, the Trust, its adviser and counsel to any of them.

VIII.   Internal Use

The Code is intended solely for the internal use by the Trust and does not constitute an admission, by or on behalf of the Trust, as to any fact, circumstance, or legal conclusion.



Date:_______________


Exhibit A
Persons Covered by this Code of Ethics for Principal Executive and Senior Financial Officers.










Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: November 25, 2003
                                        Bruce H. Monrad
                                        Chairman
                                        (principal executive officer)


Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 25, 2003

                                Gordon C. Barrett
                                Treasurer
                                (principal financial officer)





Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the Registrant), does hereby certify, to such officers knowledge, that:

The report on Form N-CSR for the period ended September 30, 2003 of the Registrant (the Form N-CSR) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Dated:   November 30, 2003

                                Bruce H. Monrad
                                Chairman
                                (Principal Executive Officer)

                                Dated:  November 30, 2003
                                Gordon C. Barrett
                                Treasurer
                                (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.